Loss and Loss Adjustment Expense Reserves - Summary of Cumulative Paid Loss And Loss Adjustment Expenses, Net of Reinsurance (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($)
$ in Millions
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cumulative Paid Loss And LAE, Net Of Reinsurance [Line Items]
Total paid losses and LAE, net		$ 33.0
Total unpaid loss and LAE reserves, net	$ 27.1	13.0	$ 1.9	$ 0.0
Ceded unpaid loss and LAE	168.1	92.1	0.0	0.0
Gross unpaid loss and LAE	$ 195.2	105.1	$ 1.9	0.0
2015 [Member]
Disclosure Of Cumulative Paid Loss And LAE, Net Of Reinsurance [Line Items]
Total paid losses and LAE, net		0.0		0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0
2016 [Member]
Disclosure Of Cumulative Paid Loss And LAE, Net Of Reinsurance [Line Items]
Total paid losses and LAE, net		1.8		1.8	1.9	1.8	1.2	0.0
2017 [Member]
Disclosure Of Cumulative Paid Loss And LAE, Net Of Reinsurance [Line Items]
Total paid losses and LAE, net		4.0		4.0	4.0	3.0	0.0	0.0
2018 [Member]
Disclosure Of Cumulative Paid Loss And LAE, Net Of Reinsurance [Line Items]
Total paid losses and LAE, net		5.7		5.7	5.3	0.0	0.0	0.0
2019 [Member]
Disclosure Of Cumulative Paid Loss And LAE, Net Of Reinsurance [Line Items]
Total paid losses and LAE, net		4.4		3.2	0.0	0.0	0.0	0.0
2020 [Member]
Disclosure Of Cumulative Paid Loss And LAE, Net Of Reinsurance [Line Items]
Total paid losses and LAE, net		$ 17.1		$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0